Leases (Details) - Schedule of maturities of operating lease liabilities	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2023	$ 6,756,000
2024	4,575,000
2026	3,122,000
2026	2,311,000
2027 and thereafter	24,515,000
Total operating lease payments	41,279,000
Operating Leases Imputed Interest	(14,779,000)
Present value of lease liabilities	$ 26,500,000